Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,307	$ 1,290
Less accumulated depreciation and amortization		(747)	(681)
Property, plant and equipment, Net	537	560	609
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		341	359
Information and communication equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		839	771
Furniture, equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 127	$ 160